Cover	12 Months Ended
May 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	NIKE, Inc.
Amendment Flag	false
Entity Central Index Key	0000320187
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	NIKE, Inc.
Amendment Flag	false
Entity Central Index Key	0000320187